Equity (Notes)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity [Text Block]
EQUITY

We had 14,950,000 common public units outstanding as of December 31, 2011. Additionally, Tesoro owned 304,890 of our common units, 15,254,890 of our subordinated units and 622,649 of our general partner units (the 2% general partner interest) as of December 31, 2011, which together constitutes a 52% ownership interest in us. The Offering transactions were allocated in accordance with agreements signed concurrently with the Offering and the pro-rata ownership of the units held by Tesoro. There have been no additional changes to the outstanding units after the closing of the Offering through December 31, 2011. See Note C for information regarding subsequent events including the issuance of common and general partner units to Tesoro.

Allocations of Net Income. Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and the general partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to the general partner.

The calculation of net income allocated to the partners is as follows (in thousands, except per unit amounts):

Net Income Attributable to Tesoro Logistics LP Limited Partner Unit - Common Units
Year ended December 31, 2011
Distributions (a)	$14,603
Undistributed earnings	2,335
Limited partners' interest in net income	$16,938

Net Income Attributable to Tesoro Logistics LP Limited Partner Unit - Subordinated Units
Year ended December 31, 2011
Distributions (a)	$14,603
Undistributed earnings	2,335
Limited partners' interest in net income	$16,938
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(a) The total distributions declared per unit were $0.9573.

Incentive Distribution Rights. The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and our general partner based on the specified target distribution levels. The amounts set forth under marginal percentage interest in distributions are the percentage interests of our general partner and the unitholders in any available cash from operating surplus we distribute up to and including the corresponding amount in the column total quarterly distribution per unit target amount. The percentage interests shown for our unitholders and our general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for our general partner assume that there are no arrearages on common units, our general partner has contributed any additional capital necessary to maintain its 2% general partner interest and that our general partner owns all of the IDRs.

			Marginal percentage interest in distributions
	Total quarterly distribution per unit target amount		Unitholders	General Partner	Incentive Distribution Rights
Minimum Quarterly Distribution	$0.337500		98%	2%	—
First Target Distribution	Above $0.337500	up to $0.388125	98%	2%	—
Second Target Distribution	Above $0.388125	up to $0.421875	85%	2%	13%
Third Target Distribution	Above $0.421875	up to $0.506250	75%	2%	23%
Thereafter	Above $0.506250		50%	2%	48%

Cash distributions. Our partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive. In accordance with our partnership agreement, on January 19, 2012, we declared a quarterly cash distribution, based on the results of the fourth quarter of 2011, totaling $11.3 million, or $0.3625 per unit, or $1.45 per unit on an annualized basis. This distribution was paid on February 13, 2012 to unitholders of record on February 3, 2012.

We did not pay any IDRs to our general partner in the year ended December 31, 2011. The allocation of total quarterly cash distributions to general and limited partners is as follows for the year ended December 31, 2011. Our distributions are declared subsequent to quarter end; therefore, the table represents total cash distributions applicable to the period in which the distributions are earned (in thousands, except per unit amounts):

Year ended December 31, 2011
General partner's interest	$597

Limited partners' distribution:
Common	14,603
Subordinated	14,603
Total Cash Distributions	$29,803
Cash distributions per unit	$0.9573